Fresh Start Accounting - Reorganization Adjustments, Retained Loss (Details) - USD ($)			2 Months Ended	7 Months Ended
	Feb. 23, 2022	Feb. 22, 2022	Feb. 22, 2022	Sep. 30, 2022
Reorganization, Chapter 11 [Line Items]
Expense of Predecessor Directors & Officers insurance policy				$ (17,000,000)
Cancellation of Predecessor common shares and additional paid in capital			$ 10,038,444
Issuance of New Seadrill Common Shares to Predecessor equity holders			1,495,000,000
Reorganization, Chapter 11, Plan Effect Adjustment [Member]
Reorganization, Chapter 11 [Line Items]
Pre-tax gain on settlement of liabilities subject to compromise		$ 3,581,000,000
Release of general unsecured operating accruals		35,000,000
Payment of success fees recognized on the Effective Date		(28,000,000)		$ (28,000,000)
Expense of Predecessor Directors & Officers insurance policy		(17,000,000)
Impact to net income		3,571,000,000	3,571,000,000
Net impact to retained loss		$ 7,080,000,000
Retained Earnings [Member]
Reorganization, Chapter 11 [Line Items]
Cancellation of Predecessor common shares and additional paid in capital	$ 3,513,000,000		3,513,000,000
Issuance of New Seadrill Common Shares to Predecessor equity holders	$ (4,000,000)		$ (4,000,000)